Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 1,102,241	$ 1,206,940
Student refundable deposits	122,120	1,403,121
Accrued commission expenses	650,760	420,118
Other payables	77,040	203,292
Total	$ 1,952,161	$ 3,233,471